Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Details) - Level 3 of fair value hierarchy [member]	Oct. 31, 2023 Point Times	Oct. 31, 2022 Point Times
Bottom of range [member] | Discounted cash flow [member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Inflation rate swap curve	1.00%
Bottom of range [member] | Option Model [Member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	75.00%	65.00%
Bottom of range [member] | Option Model [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	5.00%	8.00%
Bottom of range [member] | Option Model [Member] | Equity Contracts [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Price correlation	55.00%
Equity volatility	14.00%	13.00%
Bottom of range [member] | Option Model [Member] | Commodity Contracts [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation	(67.00%)	(67.00%)
Bottom of range [member] | Government and government-related securities [member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Bond price equivalent	99
Bottom of range [member] | Equity securities [member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Price equivalent		128.00%
Bottom of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Bottom of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Discounted cash flow [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount rate	9.00%	9.00%
Bottom of range [member] | Obligations Related To Securities Sold Short [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%
Bottom of range [member] | Trading Deposits [Member] | Swaption Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	50.00%	55.00%
Bottom of range [member] | Trading Deposits [Member] | Option Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility	14.00%	99.00%
Bottom of range [member] | Financial liabilities at fair value through profit or loss, category [member] | Option Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	4.00%	6.00%
Top of range [member] | Discounted cash flow [member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Inflation rate swap curve	2.00%	3.00%
Top of range [member] | Option Model [Member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	75.00%	75.00%
Top of range [member] | Option Model [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	14.00%	17.00%
Top of range [member] | Option Model [Member] | Equity Contracts [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Price correlation	86.00%	95.00%
Quanto correlation	68.00%	68.00%
Dividend yield	7.00%	7.00%
Equity volatility	41.00%	76.00%
Top of range [member] | Option Model [Member] | Commodity Contracts [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation	(47.00%)	(47.00%)
Top of range [member] | Government and government-related securities [member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Bond price equivalent	100
Top of range [member] | Other Debt Securities1 [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Bond price equivalent	103	102
Top of range [member] | Equity securities [member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Price equivalent		145.00%
Top of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Top of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Discounted cash flow [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount rate	9.00%	9.00%
Top of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | EBITDA Multiple [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Earnings multiple | Times	20	20
Top of range [member] | Obligations Related To Securities Sold Short [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%
Top of range [member] | Trading Deposits [Member] | Swaption Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	503.00%	821.00%
Top of range [member] | Trading Deposits [Member] | Option Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation	68.00%
Dividend yield	4.00%	5.00%
Equity volatility	20.00%	99.00%
Top of range [member] | Financial liabilities at fair value through profit or loss, category [member] | Option Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	70.00%	65.00%